Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Revenue Disclosure [Abstract]
Summary of Changes in Deferred Revenue
The change in deferred revenue was as follows for the periods indicated:

	December 31,
	2023	2022
Deferred revenue, beginning of period	$930,436	$1,060,040
Billings	4,781,924	5,040,665
Revenue recognized (prior year deferred revenue)	(930,436)	(1,004,697)
Revenue recognized (current year deferred revenue)	(3,567,828)	(4,165,572)

Deferred revenue, end of period	$1,214,096	$930,436